Receivables and Other Current Assets	6 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
Receivables and Other Current Assets
5.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of June 30, 2019 is detailed in the table below:

	June 30, 2019	December 31, 2018
Sales taxes receivable	48	75
Interest receivable	-	10
Other current assets	49	48
	97	133

Other current assets is comprised of prepaid expenses.